Noncontrolling Interests [Text Block]	6 Months Ended
Sep. 30, 2014
Noncontrolling Interests [Text Block]

11.    NONCONTROLLING INTERESTS

Changes in MUFG’s Ownership Interests in Subsidiaries

The following table presents the effect on the MUFG’s shareholders’ equity from changes in ownership of subsidiaries resulting from transactions with the noncontrolling interest shareholders during the six months ended September 30, 2013 and 2014:

	Six months ended September 30,
	2013	2014
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥383,314	¥838,296
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	—	537

Net transfers from the noncontrolling interest shareholders	—	537

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥383,314	¥838,833